Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Schedule of Preliminary Purchase Price Allocation to the Net Assets Acquired	The table below represents the estimated preliminary purchase price allocation to the net assets acquired:
Provisional purchase consideration at preliminary fair value:
Cash	$4,000,000
Notes payable	500,000
Amount of consideration	$4,500,000

Assets acquired and liabilities assumed at preliminary fair value
Cash	$329,113
Accounts receivable	1,922,052
Inventory	9,997,332
Prepaids and other current assets	79,777
Property and equipment	545,670
Other assets	74,800
Marketing related intangibles	308,000
Accounts payable and accrued expenses	(6,116,883)
Net tangible assets acquired	$7,139,861

Consideration paid	4,500,000
Preliminary gain on bargain purchase	$(2,639,861)
The table below shows an analysis for the H&I Acquisition:
Purchase consideration at fair value:
Cash	$10,687,500
Notes payable, net of debt discount	4,753,673
Amount of consideration	$15,441,173

Assets acquired and liabilities assumed at fair value
Cash	$208,552
Accounts receivable	1,042,194
Inventory	1,848,729
Contract assets	367,177
Other current assets	80,771
Marketing intangible	1,610,000
Customer intangible	4,843,000
Property and equipment	610,882
Operating lease assets	831,951
Other assets	-
Accounts payable and accrued expenses	(1,207,424)
Contract liabilities	(3,770,081)
Deferred tax liabilities	(1,670,000)
Lease liabilities	(856,377)
Financing leases	(18,600)
Loans payable	(204,399)
Net tangible assets acquired	$3,716,375

Total net assets acquired	$3,716,375
Consideration paid	15,441,173
Preliminary goodwill	$11,724,798

Schedule of Effect to Pro Forma Events	The following unaudited pro forma results presented below include the effects of the ICU Eyewear acquisition as if it had been consummated as of January 1, 2022, with adjustments to give effect to pro forma events that are directly attributable to this acquisition.
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenues	$18,777,921	$19,573,352	$55,648,535	$55,839,814
Net loss	(5,859,072)	(4,778,614)	(8,801,137)	(5,630,467)
Net loss attributable to common shareholders	(5,981,334)	(13,746,054)	(11,356,133)	(14,884,009)
Loss per share attributable to common shareholders – basic and diluted	$(12.04)	$(422.04)	$(56.12)	$(705.68)
The following unaudited pro forma results presented below include the effects of the Wolo and H&I acquisitions as if they had been consummated as of January 1, 2021, with adjustments to give effect to pro forma events that are directly attributable to the acquisitions.
	Years Ended December 31,
	2022	2021
Revenues	$48,929,124	$51,589,004
Net loss	(10,801,913)	(4,445,617)
Net loss attributable to common shareholders	(20,071,529)	(6,540,284)
Loss per share attributable to common shareholders:
Basic	$(836.00)	$(551.00)
Diluted	$(836.00)	$(551.00)

Schedule of Wolo Acquisition	The table below shows an analysis for the Wolo Acquisition:
Purchase consideration at fair value:
Notes payable	$850,000
Cash	6,550,000
Net cash paid to Seller (post-closing)	944,056
Amount of consideration	$8,344,056

Assets acquired and liabilities assumed at fair value
Cash	$1,171,655
Accounts receivable	1,860,107
Inventory	1,944,929
Customer related intangibles	233,000
Marketing related intangibles	992,000
Technology related intangibles	623,000
Other current assets	218,154
Deferred tax liability	(325,000)
Accounts payable and accrued expenses	(111,442)
Net tangible assets acquired	$6,606,403

Total net assets acquired	$6,606,403
Consideration paid	8,344,056
Goodwill	$1,737,653